Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended
	Jul. 31, 2013	Apr. 18, 2011	Jun. 30, 2013	Feb. 28, 2010	Dec. 31, 2014	Dec. 31, 2013	Jun. 05, 2013	Mar. 31, 2010	Feb. 02, 2010
Schedule of Capitalization, Equity [Line Items]
Loans Payable		$ 60,000,000						$ 45,000,000	$ 19,300,000
Debt Instrument, Maturity Date		Apr. 18, 2014
Common Stock Closing Prices Description		Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.
Repayment Of Loans From Proceeds Towards Rights Offering	25,802,070
Sale of Stock, Price Per Share							$ 4.07
Debt Instrument, Convertible, Conversion Price		$ 20
Debt Conversion, Converted Instrument, Shares Issued		3,000,000
Notes Payable, Related Parties, Current					2,612,490	5,809,075
Common Stock One [Member]
Schedule of Capitalization, Equity [Line Items]
Sale of Stock, Price Per Share			$ 4.50
Stock Issued During Period, Shares, New Issues			3,312,620
Common Stock Two [Member]
Schedule of Capitalization, Equity [Line Items]
Sale of Stock, Price Per Share			$ 3.00
Stock Issued During Period, Shares, New Issues			6,430,380
Messrs Lam and Vongs [Member]
Schedule of Capitalization, Equity [Line Items]
Agreement Initiation Date				Feb. 02, 2010
Loans Payable		30,000,000
Working Capital Description				This funding commitment terminates at the end of the fiscal quarter that AGRLs working capital is not less than $100,000,000
Repayments of Short-term Debt			$ 34,197,930